Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.
Wells Fargo Bank, National Association
(together, the “Company”)
Wells Fargo Securities, LLC
(collectively, the “Specified Parties”):

Re: Wells Fargo Commercial Mortgage Trust 2025-VTT – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “WFCM 2025-VTT Securitization Tape.xlsx” provided by the Company on February 26, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and six related properties (the “Properties”) as of March 9, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by Wells Fargo Commercial Mortgage Trust 2025-VTT, Commercial Mortgage Pass-Through Certificates, Series 2025-VTT (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	For the Mortgage Loan and Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A.
B.	For the Mortgage Loan and Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
February 26, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Mortgage Loan Originator	Draft Loan Agreement
Mortgage Loan Seller	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
County	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
General Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No. of Units	Underwriting File
Unit of Measure	Underwriting File
Occupancy %	Underwriting File
Occupancy % Source Date	Underwriting File
Loan Purpose (Acquisition, Refinance, Finance)	Draft Loan Agreement
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Recourse Carveout Guarantor	Draft Loan Agreement
Property Manager	Draft Loan Agreement
Note Date	Provided by the Company
First Payment Date	Draft Loan Agreement
Maturity Date or Anticipated Repayment Date (FL)	Draft Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Rate	Provided by the Company
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Trust Notes Original Principal Balance	Draft Loan Agreement
Trust Notes Loan Level Cut-Off Date Balance	Draft Loan Agreement
Trust Notes Property Level Cut-Off Date Balance	Draft Loan Agreement
Trust Notes Balloon Payment	Draft Loan Agreement
Prepayment Restriction Code	Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Partial Release and/or Prepayment Description	Draft Loan Agreement
Amortization Term (Original)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
IO Period	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Appraised Value Date	Appraisal Report
Aggregate Individual Appraised Value ($)	Appraisal Report
Portfolio Appraised Value Date	Appraisal Report
Portfolio Appraised Value ($)	Appraisal Report
UW NOI	Underwriting File
UW NCF	Underwriting File
Affiliated Sponsor (Y/N)	Draft Loan Agreement
Lien Position	Draft Title
Title Vesting (Fee/Leasehold/Both)	Draft Title
A-2

ATTACHMENT A

Attribute	Source Document(s)
Ground Lease Initial Expiration Date	Ground Lease
Type of Lockbox	Draft Loan Agreement, Draft Cash Management Agreement
Phase I Date	Phase I Environmental Report
Phase II Date	Phase II Environmental Report
Engineering Report Date	Engineering Report
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Insurance Escrow Description	Draft Loan Agreement
Replacement Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement
Replacement Reserve Description	Draft Loan Agreement
Immediate Repair Reserve (Initial)	Draft Loan Agreement
Immediate Repair Reserve (Monthly)	Draft Loan Agreement
Immediate Repair Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow II Reserve Description	Draft Loan Agreement
Other Escrow II (Initial)	Draft Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Other Escrow II (Monthly)	Draft Loan Agreement
Springing Other Escrow II Reserve Description	Draft Loan Agreement
Total Debt Original Principal Balance	Draft Loan Agreement
Total Debt Cut-Off Date Balance	Draft Loan Agreement
Existing Mezzanine Debt (Y/N)	Draft Mezzanine Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Seismic PML %	Engineering Report
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report
A-4

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Product of i) Mortgage Rate, ii) Trust Notes Original Principal Balance and iii) Interest Accrual Basis, divided by 12
Amortization Term (Remaining)	Set to IO if Loan Amortization Type equal to Interest-Only. Otherwise, Amortization Term (Original) minus Seasoning
Loan Term (Original)	Number of payments between and including First Payment Date and Maturity Date or Anticipated Repayment Date (FL)
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Aggregate Individual Appraised Value per Unit ($)	Aggregate Individual Appraised Value ($) divided by No. of Units
Portfolio Appraised Value per Unit ($)	Portfolio Appraised Value ($) divided by No. of Units
Portfolio Appraised Value Premium ($)	Portfolio Appraised Value ($) minus Aggregate Individual Appraised Value ($)
Mortgage Loan Closing Date LTV (Aggregate Individual Appraised Value)	Trust Notes Property Level Cut-Off Date Balance divided by Aggregate Individual Appraised Value ($)
Mortgage Loan Closing Balloon LTV (Aggregate Individual Appraised Value)	Trust Notes Balloon Payment divided by Aggregate Individual Appraised Value ($)
Mortgage Loan Closing Date LTV (Portfolio Value)	Trust Notes Property Level Cut-Off Date Balance divided by Portfolio Appraised Value ($)
Mortgage Loan Closing Balloon LTV (Portfolio Value)	Trust Notes Balloon Payment divided by Portfolio Appraised Value ($)
UW NCF DSCR	UW NCF divided by Product of i) Monthly Debt Service Amount and ii) 12
Cut-Off Date UW NOI Debt Yield	UW NOI divided by Trust Notes Property Level Cut-Off Date Balance
Cut-Off Date UW NCF Debt Yield	UW NCF divided by Trust Notes Property Level Cut-Off Date Balance

B-1